                                              Rule 497(j)
                                              Reg. No. 333-102190

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Unique Opportunities Trust Series 4 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  UNIQUE OPPORTUNITIES TRUST SERIES 4
                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC


                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549